CLAIMS AND LAWSUITS (Details) (USD $)	12 Months Ended				12 Months Ended											1 Months Ended			3 Months Ended	12 Months Ended	22 Months Ended	3 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Continuing operations	Dec. 31, 2010 Continuing operations	Dec. 31, 2009 Continuing operations	Dec. 31, 2011 Claims, lawsuits, and regulatory proceedings Continuing operations	Dec. 31, 2010 Claims, lawsuits, and regulatory proceedings Continuing operations	Dec. 31, 2009 Claims, lawsuits, and regulatory proceedings Continuing operations	Dec. 31, 2008 Claims, lawsuits, and regulatory proceedings Continuing operations	Dec. 31, 2011 Claims, lawsuits, and regulatory proceedings Discontinued operations	Dec. 31, 2010 Claims, lawsuits, and regulatory proceedings Discontinued operations	Dec. 31, 2009 Claims, lawsuits, and regulatory proceedings Discontinued operations	Dec. 31, 2008 Claims, lawsuits, and regulatory proceedings Discontinued operations	Mar. 31, 2011 Memorial Medical Center lawsuit	Mar. 31, 2010 Governmental Reviews hospital	Feb. 28, 2009 Governmental Reviews patient	Dec. 31, 2011 Governmental Reviews	Dec. 31, 2011 Governmental Reviews hospital	Dec. 31, 2011 Governmental Reviews hospital	Dec. 31, 2011 Governmental Reviews Continuing operations	Dec. 31, 2011 Governmental Reviews Discontinued operations	Nov. 30, 2011 Hospital-Related Tort Claim	Dec. 31, 2011 Hospital-Related Tort Claim multiplier	Dec. 31, 2011 Hospital-Related Tort Claim Discontinued operations	Jan. 31, 2012 Class Action Hurricane Katrina-related lawsuits	Dec. 31, 2011 Individual Hurricane Katrina-related lawsuits defendant	Dec. 31, 2011 Ordinary Course Matters lawsuit
Loss Contingencies
Increase in reserve	$ 17,000,000																		$ 23,000,000			$ 12,000,000	$ 11,000,000
Number of hospitals which have received information requests from the DOJ regarding Kyphoplasty billing procedures																				7
Number of patients treated on outpatient basis (in patients)																		15
Litigation reserve	66,000,000	30,000,000	95,000,000	240,000,000				49,000,000	30,000,000	95,000,000	240,000,000	17,000,000	0	0	0				50,000,000	50,000,000	50,000,000					6,000,000
Number of lawsuits agreed to be settled																2
Number of hospitals under Medicare claims review																	1				32
Cash settlement payment																25,000,000											12,000,000
Number of pending claims																												17
Probable range of loss, minimum																									6,000,000
Probable range of loss, maximum																									25,000,000
Attorneys' fees																									1,000,000
Multiplier of amount of punititive awards for compensatory award																									9
Multiplier of amount of punititive awards for substantial compensatory award																									1
Compensatory damages awarded to plaintiff																								2,400,000
Punitive damages awarded to plaintiff																								65,000,000
Number of coordinated lawsuits in which the entity is a defendant																													2
Litigation and investigation costs	$ 55,000,000	$ 12,000,000	$ 31,000,000		$ 55,000,000	$ 12,000,000	$ 31,000,000